Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings per share [abstract]
Net loss	$ (71,549)	$ (20,328)	$ (195,645)	$ (190,361)
Weighted average number of ordinary shares outstanding	76,739,770	70,914,300	76,730,117	61,613,177
Net loss per share, basic (in USD per share)	$ (0.93)	$ (0.29)	$ (2.55)	$ (3.09)
Net loss per share, diluted (in dollars per share)	$ (0.93)	$ (0.29)	$ (2.55)	$ (3.09)